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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7986

The Alger Institutional Funds

__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. Schedule of Investments.

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—94.7%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Lockheed Martin Corp.	57,128	$14,357,980
AIRLINES—0.4%
Southwest Airlines Co.	263,452	13,781,174
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	279,908	16,643,330
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Hanesbrands, Inc.	211,262	5,009,022
PVH Corp.	235,759	22,116,552
		27,125,574
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	131,633	9,861,944
APPLICATION SOFTWARE—3.3%
Adobe Systems, Inc.*	328,499	37,245,217
Autodesk, Inc.*	224,245	18,240,088
salesforce.com, Inc.*	668,686	52,893,062
		108,378,367
AUTO PARTS & EQUIPMENT—0.5%
Delphi Automotive PLC.	243,150	17,035,089
BIOTECHNOLOGY—5.4%
ACADIA Pharmaceuticals, Inc.*	314,751	10,887,237
Alexion Pharmaceuticals, Inc.*	91,863	12,004,657
Biogen, Inc.*	92,521	25,650,522
BioMarin Pharmaceutical, Inc.*	157,367	13,790,070
Celgene Corp.*	429,081	49,837,758
Gilead Sciences, Inc.	67,233	4,871,031
Incyte Corp.*	274,159	33,230,812
Vertex Pharmaceuticals, Inc.*	269,611	23,151,497
		173,423,584
BREWERS—1.3%
Molson Coors Brewing Co., Cl. B	441,096	42,574,586
BROADCASTING—1.1%
CBS Corp., Cl. B	540,039	34,827,115
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC.	462,953	20,360,673
CABLE & SATELLITE—3.2%
Charter Communications, Inc., Cl. A*	41,644	13,490,574
Comcast Corporation, Cl. A	1,184,591	89,341,853
		102,832,427
COMMUNICATIONS EQUIPMENT—0.6%
Palo Alto Networks, Inc.*	132,699	19,581,064
DATA PROCESSING & OUTSOURCED SERVICES—3.8%
Visa, Inc., Cl. A	1,485,990	122,906,233
DIVERSIFIED BANKS—0.5%
JPMorgan Chase & Co.	19,071	1,613,979
Wells Fargo & Co.	263,443	14,839,744
		16,453,723

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
AMETEK, Inc.	252,801	$12,918,131
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Monsanto Co.	79,266	8,585,300
FINANCIAL EXCHANGES & DATA—1.2%
IntercontinentalExchange Group, Inc.	587,412	34,281,364
S&P Global, Inc.	31,882	3,831,579
		38,112,943
FOOTWEAR—0.3%
NIKE, Inc., Cl. B	204,057	10,794,615
HEALTH CARE EQUIPMENT—3.2%
Boston Scientific Corp.*	659,174	15,859,727
Danaher Corp.	271,915	22,819,107
DexCom, Inc.*	298,759	23,646,775
Edwards Lifesciences Corp.*	263,784	25,386,572
Medtronic PLC.	204,419	15,539,932
		103,252,113
HEALTH CARE SERVICES—0.3%
Envision Healthcare Corp.*	120,272	8,178,496
HOME ENTERTAINMENT SOFTWARE—1.7%
Activision Blizzard, Inc.	187,437	7,536,842
Electronic Arts, Inc.*	551,575	46,017,902
		53,554,744
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	344,266	47,364,116
HOTELS RESORTS & CRUISE LINES—0.7%
Ctrip.com International Ltd.#*	84,261	3,640,918
Marriott International, Inc., Cl. A	205,662	17,399,005
		21,039,923
HOUSEWARES & SPECIALTIES—1.7%
Newell Brands, Inc.	1,177,500	55,731,075
HYPERMARKETS & SUPER CENTERS—0.6%
Costco Wholesale Corp.	122,101	20,018,459
INDUSTRIAL CONGLOMERATES—3.6%
General Electric Co.	175,636	5,216,389
Honeywell International, Inc.	944,167	111,713,840
		116,930,229
INDUSTRIAL GASES—1.3%
Air Products & Chemicals, Inc.	288,868	40,372,192
INTERNET RETAIL—6.4%
Amazon.com, Inc.*	238,363	196,287,163
NetFlix, Inc.*	76,458	10,758,405
		207,045,568
INTERNET SOFTWARE & SERVICES—14.0%
Alibaba Group Holding Ltd.#*	254,449	25,778,228
Alphabet, Inc., Cl. C*	290,140	231,180,651
eBay, Inc.*	450,514	14,339,861
Facebook, Inc., Cl. A*	1,154,176	150,412,216

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Match Group, Inc.*	200,616	$3,484,700
Palantir Technologies, Inc., Cl. A*,@	239,030	1,453,302
Yahoo! Inc.*	596,569	26,290,796
		452,939,754
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	625,040	26,557,950
LIFE SCIENCES TOOLS & SERVICES—0.2%
Thermo Fisher Scientific, Inc.	45,845	6,986,320
MANAGED HEALTH CARE—3.8%
Aetna, Inc.	209,262	24,820,566
Centene Corp.*	192,889	12,204,087
Humana, Inc.	47,489	9,426,566
UnitedHealth Group, Inc.	474,200	76,867,820
		123,319,039
METAL & GLASS CONTAINERS—0.0%
Ball Corp.	1	76
MOVIES & ENTERTAINMENT—1.4%
The Walt Disney Co.	254,810	28,194,726
Time Warner, Inc.	179,909	17,424,187
		45,618,913
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	289,738	16,390,479
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Anadarko Petroleum Corp.	522,581	36,335,057
EOG Resources, Inc.	27,696	2,813,360
Pioneer Natural Resources Co.	90,591	16,327,216
		55,475,633
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Bank of America Corp.	1,004,520	22,742,333
PHARMACEUTICALS—1.8%
Allergan PLC.	271,930	59,522,758
RAILROADS—1.0%
Union Pacific Corp.	312,888	33,347,603
RESEARCH & CONSULTING SERVICES—0.3%
Verisk Analytics, Inc., Cl. A*	130,886	10,816,419
RESTAURANTS—0.6%
Starbucks Corp.	349,319	19,289,395
SEMICONDUCTORS—4.7%
Broadcom Ltd.	382,431	76,294,985
Micron Technology, Inc.*	1,062,629	25,619,985
Microsemi Corp.*	400,489	21,285,990
NXP Semiconductors NV*	229,283	22,435,342
QUALCOMM, Inc.	118,131	6,311,739
		151,948,041
SOFT DRINKS—1.1%
PepsiCo, Inc.	346,882	35,999,414

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALIZED CONSUMER SERVICES—0.1%
ServiceMaster Global Holdings, Inc.*	83,067	$3,071,818
SPECIALTY CHEMICALS—0.4%
The Sherwin-Williams Co.	24,938	7,576,414
WR Grace & Co.	96,332	6,679,661
		14,256,075
SYSTEMS SOFTWARE—6.8%
Choicestream, Inc.*,@,(a)	124,658	–
Microsoft Corp.	2,791,379	180,462,652
Red Hat, Inc.*	225,414	17,104,414
ServiceNow, Inc.*	249,251	22,587,126
		220,154,192
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	1,391,049	168,803,796
Western Digital Corp.	374,323	29,844,773
		198,648,569
TOBACCO—1.0%
Philip Morris International, Inc.	341,173	32,796,960
TRADING COMPANIES & DISTRIBUTORS—1.3%
HD Supply Holdings, Inc.*	753,283	31,863,871
United Rentals, Inc.*	69,361	8,774,860
		40,638,731
WIRELESS TELECOMMUNICATION SERVICES—0.5%
T-Mobile US, Inc.*	278,630	17,350,290
TOTAL COMMON STOCKS
(Cost $2,522,487,579)		3,071,911,529
PREFERRED STOCKS—0.4%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc., Cl. B*,@	974,841	5,927,033
Palantir Technologies, Inc., Cl. D*,@	127,007	772,203
		6,699,236
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc., Series DD*,@	111,655	6,344,237
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	1,074,935	–
Choicestream, Inc., Cl. B*,@,(a)	2,500,538	–
		–
TOTAL PREFERRED STOCKS
(Cost $13,252,335)		13,043,473
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	574,662	–
(Cost $574,087)		–
MASTER LIMITED PARTNERSHIP—1.0%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
The Blackstone Group LP.	1,053,757	32,276,577
(Cost $30,072,652)		32,276,577

THE ALGER INSTITUTIONAL FUNDS |
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Schedule of Investments (Continued) January 31, 2017 (Unaudited)

REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	310,520	$9,467,755
SPECIALIZED—1.2%
Crown Castle International Corp.	335,975	29,508,684
Equinix, Inc.	21,357	8,222,018
		37,730,702
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $47,001,713)		47,198,457
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	574,662	574,662
(Cost $142,131)		574,662
Total Investments
(Cost $2,613,530,497)(b)	97.6%	3,165,004,698
Other Assets in Excess of Liabilities	2.4%	79,236,478
NET ASSETS	100.0%	$3,244,241,176

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Choicestream, Inc.	03/14/14	$36,151	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	575	0.00%	574,662	0.02%
Choicestream, Inc., 6/22/26	08/04/16	574,087	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	859,605	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	1,500,323	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	3,616,505	0.14%	6,344,237	0.19%
Palantir Technologies, Inc., Cl. A	10/07/14	1,555,368	0.05%	1,453,302	0.04%
Palantir Technologies, Inc., Cl. B	10/07/14	6,437,297	0.22%	5,927,033	0.18%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	772,203	0.03%
Total				$15,071,437	0.46%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,663,300,373, amounted to $501,704,325 which consisted of aggregate gross unrealized appreciation of $571,693,901 and aggregate gross unrealized depreciation of $69,989,576.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—92.3%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Kate Spade & Co.*	41,933	$776,180
PVH Corp.	9,989	937,068
		1,713,248
APPLICATION SOFTWARE—3.1%
Adobe Systems, Inc.*	9,426	1,068,720
salesforce.com, Inc.*	16,781	1,327,377
		2,396,097
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC.	7,226	506,254
BIOTECHNOLOGY—4.1%
BioMarin Pharmaceutical, Inc.*	4,112	360,335
Celgene Corp.*	13,766	1,598,921
Incyte Corp.*	6,182	749,320
Vertex Pharmaceuticals, Inc.*	6,045	519,084
		3,227,660
BREWERS—1.8%
Molson Coors Brewing Co., Cl. B	14,665	1,415,466
BROADCASTING—2.0%
CBS Corp., Cl. B	24,476	1,578,457
BUILDING PRODUCTS—1.0%
Johnson Controls International PLC.	17,976	790,585
CABLE & SATELLITE—3.3%
Comcast Corporation, Cl. A	34,636	2,612,247
CONSUMER FINANCE—0.9%
LendingClub Corp.*	111,930	690,608
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Visa, Inc., Cl. A	38,468	3,181,688
FINANCIAL EXCHANGES & DATA—2.1%
IntercontinentalExchange Group, Inc.	28,330	1,653,339
FOOD DISTRIBUTORS—1.2%
Performance Food Group Co.*	41,909	928,284
HEALTH CARE EQUIPMENT—1.8%
DexCom, Inc.*	9,438	747,018
Edwards Lifesciences Corp.*	6,861	660,302
		1,407,320
HOME ENTERTAINMENT SOFTWARE—1.5%
Electronic Arts, Inc.*	13,827	1,153,587
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	9,042	1,243,998
HOUSEWARES & SPECIALTIES—2.0%
Newell Brands, Inc.	33,698	1,594,926
INDUSTRIAL CONGLOMERATES—4.3%
Honeywell International, Inc.	28,732	3,399,570
INDUSTRIAL GASES—1.9%
Air Products & Chemicals, Inc.	10,815	1,511,505
INTERNET RETAIL—6.1%
Amazon.com, Inc.*	5,783	4,762,185

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—14.9%
Alibaba Group Holding Ltd.#*	10,033	$1,016,443
Alphabet, Inc., Cl. C*	7,506	5,980,706
eBay, Inc.*	16,430	522,967
Facebook, Inc., Cl. A*	27,777	3,619,898
Match Group, Inc.*	31,037	539,113
		11,679,127
INVESTMENT BANKING & BROKERAGE—1.0%
Morgan Stanley	19,069	810,242
MANAGED HEALTH CARE—4.6%
Aetna, Inc.	9,117	1,081,367
UnitedHealth Group, Inc.	15,819	2,564,260
		3,645,627
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company	7,595	429,649
OIL & GAS EXPLORATION & PRODUCTION—2.0%
Anadarko Petroleum Corp.	22,333	1,552,814
OTHER DIVERSIFIED FINANCIAL SERVICES—1.5%
Bank of America Corp.	50,773	1,149,501
PACKAGED FOODS & MEATS—0.9%
Pinnacle Foods, Inc.	13,622	724,554
PHARMACEUTICALS—2.1%
Allergan PLC.	7,493	1,640,143
SEMICONDUCTORS—4.1%
Broadcom Ltd.	9,952	1,985,424
Cavium Networks, Inc.*	6,889	456,121
Microsemi Corp.*	13,999	744,047
		3,185,592
SYSTEMS SOFTWARE—6.0%
Microsoft Corp.	62,302	4,027,824
ServiceNow, Inc.*	7,324	663,701
		4,691,525
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.9%
Apple, Inc.	36,819	4,467,985
Western Digital Corp.	11,975	954,767
		5,422,752
TOBACCO—1.1%
Philip Morris International, Inc.	8,662	832,678
TRADING COMPANIES & DISTRIBUTORS—1.2%
HD Supply Holdings, Inc.*	23,014	973,492
TOTAL COMMON STOCKS
(Cost $62,414,635)		72,504,720
PREFERRED STOCKS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Prosetta Biosciences, Inc., Series D*,@,(a)	76,825	259,668
(Cost $345,712)		259,668

THE ALGER INSTITUTIONAL FUNDS | ALGER CAPITAL APPRECIATION FOCUS FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
The Blackstone Group LP.	42,008	$1,286,705
(Cost $1,086,979)		1,286,705
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
Crown Castle International Corp.	9,233	810,934
(Cost $798,697)		810,934
Total Investments
(Cost $64,646,023)(b)	95.3%	74,862,027
Other Assets in Excess of Liabilities	4.7%	3,709,483
NET ASSETS	100.0%	$78,571,510

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Prosetta Biosciences, Inc., Series
D	02/06/15	$345,712	0.80%	$259,668	0.33%
Total				$259,668	0.33%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $66,847,186, amounted to $8,014,841 which consisted of aggregate gross unrealized appreciation of $10,602,455 and aggregate gross unrealized depreciation of $2,587,614.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—88.9%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
Hexcel Corp.	19,852	$1,019,400
TransDigm Group, Inc.	4,763	1,030,713
		2,050,113
AIRLINES—0.6%
Southwest Airlines Co.	10,973	573,998
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Kate Spade & Co.*	29,579	547,507
Lululemon Athletica, Inc.*	10,685	721,345
PVH Corp.	9,363	878,343
		2,147,195
APPAREL RETAIL—1.8%
Burlington Stores, Inc.*	8,582	718,313
Ross Stores, Inc.	15,214	1,005,798
		1,724,111
APPLICATION SOFTWARE—2.4%
Autodesk, Inc.*	17,484	1,422,148
Mobileye NV*	22,204	953,884
		2,376,032
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
WisdomTree Investments, Inc.	65,528	674,938
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC.	10,135	710,058
AUTOMOTIVE RETAIL—1.3%
Advance Auto Parts, Inc.	7,365	1,209,628
BIOTECHNOLOGY—6.4%
Alexion Pharmaceuticals, Inc.*	9,966	1,302,357
BioMarin Pharmaceutical, Inc.*	8,135	712,870
Bluebird Bio, Inc.*	7,631	568,509
Clovis Oncology, Inc.*	11,593	751,226
Incyte Corp.*	11,255	1,364,219
Spark Therapeutics, Inc.*	7,598	479,130
TESARO, Inc.*	6,599	1,074,581
		6,252,892
BROADCASTING—0.8%
CBS Corp., Cl. B	11,417	736,282
BUILDING PRODUCTS—2.1%
Fortune Brands Home & Security, Inc.	17,519	965,823
Johnson Controls International PLC.	24,580	1,081,028
		2,046,851
CASINOS & GAMING—1.1%
Red Rock Resorts, Inc., Cl. A	45,899	1,077,709
COMMUNICATIONS EQUIPMENT—1.4%
Palo Alto Networks, Inc.*	8,949	1,320,514
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Allison Transmission Holdings, Inc.	27,998	979,370
CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	6,490	832,862

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
CONSUMER FINANCE—0.5%
LendingClub Corp.*	82,215	$507,267
DATA PROCESSING & OUTSOURCED SERVICES—4.1%
Euronet Worldwide, Inc.*	9,495	679,082
Fiserv, Inc.*	11,852	1,273,260
FleetCor Technologies, Inc.*	5,193	765,916
WNS Holdings Ltd.#*	43,542	1,238,335
		3,956,593
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
Acuity Brands, Inc.	2,457	509,164
AMETEK, Inc.	23,786	1,215,465
Rockwell Automation, Inc.	6,760	1,000,412
		2,725,041
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	12,171	803,286
FINANCIAL EXCHANGES & DATA—3.1%
IntercontinentalExchange Group, Inc.	16,957	989,611
MarketAxess Holdings, Inc.	5,305	993,361
S&P Global, Inc.	8,595	1,032,947
		3,015,919
FOOD DISTRIBUTORS—1.2%
Performance Food Group Co.*	52,188	1,155,964
GENERAL MERCHANDISE STORES—1.0%
Dollar Tree, Inc.*	13,036	1,006,249
HEALTH CARE EQUIPMENT—6.7%
ABIOMED, Inc.*	9,317	991,049
CR Bard, Inc.	2,581	612,549
DexCom, Inc.*	15,395	1,218,514
Edwards Lifesciences Corp.*	11,288	1,086,357
IDEXX Laboratories, Inc.*	10,104	1,236,022
Masimo Corp.*	11,007	809,895
Nevro Corp.*	6,820	593,477
		6,547,863
HEALTH CARE TECHNOLOGY—1.2%
Medidata Solutions, Inc.*	23,946	1,186,285
HOME ENTERTAINMENT SOFTWARE—1.7%
Electronic Arts, Inc.*	20,232	1,687,956
HOTELS RESORTS & CRUISE LINES—1.2%
Marriott International, Inc., Cl. A	13,352	1,129,579
HOUSEHOLD PRODUCTS—0.9%
Church & Dwight Co., Inc.	19,879	898,928
HOUSEWARES & SPECIALTIES—2.0%
Newell Brands, Inc.	40,457	1,914,830
INDUSTRIAL GASES—1.5%
Air Products & Chemicals, Inc.	10,316	1,441,764
INDUSTRIAL MACHINERY—0.5%
Snap-on, Inc.	2,700	490,131
INTERNET SOFTWARE & SERVICES—1.7%
Match Group, Inc.*	50,470	876,664

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Palantir Technologies, Inc., Cl. A*,@	12,426	$75,550
Q2 Holdings, Inc.*	20,781	659,797
		1,612,011
INVESTMENT BANKING & BROKERAGE—1.0%
TD Ameritrade Holding Corp.	21,907	1,011,008
IT CONSULTING & OTHER SERVICES—2.0%
Gartner, Inc.*	6,711	666,805
InterXion Holding NV*	32,446	1,246,900
		1,913,705
LEISURE PRODUCTS—0.7%
Coach, Inc.	18,166	678,500
LIFE SCIENCES TOOLS & SERVICES—0.8%
Illumina, Inc.*	4,657	745,586
MANAGED HEALTH CARE—0.3%
WellCare Health Plans, Inc.*	2,196	319,606
METAL & GLASS CONTAINERS—1.3%
Ball Corp.	16,173	1,233,353
MOVIES & ENTERTAINMENT—1.0%
Viacom, Inc., Cl. B	23,709	999,097
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Encana Corp.	54,125	690,635
Pioneer Natural Resources Co.	3,788	682,711
		1,373,346
PACKAGED FOODS & MEATS—1.2%
Conagra Brands, Inc.	15,944	623,251
Pinnacle Foods, Inc.	10,994	584,771
		1,208,022
PHARMACEUTICALS—1.4%
Aerie Pharmaceuticals, Inc.*	15,926	699,151
Zoetis, Inc.	11,721	643,952
		1,343,103
REGIONAL BANKS—1.8%
Citizens Financial Group, Inc.	18,409	665,854
Regions Financial Corp.	73,506	1,059,221
		1,725,075
RESEARCH & CONSULTING SERVICES—1.1%
Verisk Analytics, Inc., Cl. A*	13,147	1,086,468
SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.	11,497	1,320,545
SEMICONDUCTORS—4.5%
Broadcom Ltd.	9,873	1,969,663
Cavium Networks, Inc.*	12,498	827,493
Microsemi Corp.*	11,213	595,971
NVIDIA Corp.	3,667	400,363
Skyworks Solutions, Inc.	6,605	605,943
		4,399,433
SPECIALTY CHEMICALS—1.2%
WR Grace & Co.	16,855	1,168,726

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY STORES—1.7%
Tractor Supply Co.	8,262	$608,661
Ulta Beauty, Inc.*	3,938	1,072,239
		1,680,900
SYSTEMS SOFTWARE—3.6%
Choicestream, Inc.*,@,(a)	8,930	–
Fortinet, Inc.*	14,890	495,241
Proofpoint, Inc.*	6,305	505,409
Red Hat, Inc.*	16,041	1,217,191
ServiceNow, Inc.*	14,137	1,281,095
		3,498,936
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.5%
Western Digital Corp.	17,812	1,420,151
TRADING COMPANIES & DISTRIBUTORS—4.1%
Fastenal Co.	35,040	1,740,787
HD Supply Holdings, Inc.*	35,957	1,520,981
United Rentals, Inc.*	6,024	762,097
		4,023,865
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	5,441	480,331
TOTAL COMMON STOCKS
(Cost $77,147,998)		86,421,975
PREFERRED STOCKS—5.4%	SHARES	VALUE
BIOTECHNOLOGY—4.6%
Prosetta Biosciences, Inc., Series D*,@,(a)	166,009	561,110
Tolero Pharmaceuticals, Inc.*,@,(a)	354,870	3,942,606
		4,503,716
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	50,675	308,104
Palantir Technologies, Inc., Cl. D*,@	6,602	40,140
		348,244
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc., Series DD*,@	7,588	431,151
SYSTEMS SOFTWARE—–%
Choicestream, Inc., Cl. A*,@,(a)	77,008	–
Choicestream, Inc., Cl. B*,@,(a)	144,793	–
		–
TOTAL PREFERRED STOCKS
(Cost $2,589,818)		5,283,111
WARRANTS—–%	SHARES	VALUE
SYSTEMS SOFTWARE—–%
Choicestream, Inc., 6/22/26@,(a)	17,128	–
(Cost $17,111)		–
REAL ESTATE INVESTMENT TRUST—3.7%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	13,610	436,473
SPECIALIZED—3.3%
Crown Castle International Corp.	11,253	988,351

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(CONT.)	SHARES	VALUE
SPECIALIZED—(CONT.)
CyrusOne, Inc.	15,246	$734,247
Lamar Advertising Co., Cl. A	19,246	1,453,458
		3,176,056
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,616,356)		3,612,529
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
SYSTEMS SOFTWARE—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	17,128	17,128
(Cost $4,236)		17,128
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
CONSUMER FINANCE—0.3%
JS Kred SPV I, LLC.@	240,362	261,850
(Cost $240,362)		261,850
Total Investments
(Cost $83,615,881)(b)	98.3%	95,596,593
Other Assets in Excess of Liabilities	1.7%	1,668,898
NET ASSETS	100.0%	$97,265,491

* Non-income producing security.
# American Depositary Receipts.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Choicestream, Inc.	03/14/14	$2,590	0.00%	$0	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	2,080	0.00%	17,128	0.02%
Choicestream, Inc., 6/22/26	08/04/16	17,111	0.02%	0	0.00%
Choicestream, Inc., Cl. A	12/17/13	61,582	0.03%	0	0.00%
Choicestream, Inc., Cl. B	07/10/14	86,876	0.05%	0	0.00%
Intarcia Therapeutics, Inc., Series
DD	03/27/14	245,775	0.14%	431,151	0.44%
JS Kred SPV I, LLC.	06/26/15	240,362	0.15%	261,850	0.27%
Palantir Technologies, Inc., Cl. A	10/07/14	80,856	0.05%	75,550	0.08%
Palantir Technologies, Inc., Cl. B	10/07/14	334,629	0.22%	308,104	0.32%
Palantir Technologies, Inc., Cl. D	10/14/14	43,592	0.03%	40,140	0.04%
Prosetta Biosciences, Inc., Series
D	02/06/15	747,041	0.50%	561,110	0.58%
Tolero Pharmaceuticals, Inc.	08/01/14	705,514	0.45%	2,598,808	2.67%
Tolero Pharmaceuticals, Inc.	10/31/14	364,809	0.23%	1,343,798	1.38%
Total				$5,637,639	5.80%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUND | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $83,596,601, amounted to $11,999,992 which consisted of aggregate gross unrealized appreciation of $13,741,561 and aggregate gross unrealized depreciation of $1,741,569.

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited)

COMMON STOCKS—94.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
Hexcel Corp.	57,970	$2,976,759
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Kate Spade & Co.*	28,287	523,592
APPAREL RETAIL—1.7%
American Eagle Outfitters, Inc.	80,478	1,216,023
Burlington Stores, Inc.*	21,812	1,825,664
		3,041,687
APPLICATION SOFTWARE—13.5%
ACI Worldwide, Inc.*	143,347	2,780,932
American Software, Inc., Cl. A	331,879	3,481,411
Blackbaud, Inc.	55,336	3,630,595
Ellie Mae, Inc.*	17,475	1,445,881
Everbridge, Inc.*	65,633	1,212,242
Guidewire Software, Inc.*	37,316	1,952,746
HubSpot, Inc.*	32,224	1,653,091
Manhattan Associates, Inc.*	58,017	2,973,951
Paycom Software, Inc.*	16,421	759,307
Tyler Technologies, Inc.*	31,584	4,611,896
		24,502,052
ASSET MANAGEMENT & CUSTODY BANKS—2.4%
WisdomTree Investments, Inc.	427,526	4,403,518
AUTOMOTIVE RETAIL—0.6%
Lithia Motors, Inc., Cl. A	11,001	1,134,423
BIOTECHNOLOGY—4.6%
ACADIA Pharmaceuticals, Inc.*	67,672	2,340,775
Halozyme Therapeutics, Inc.*	93,553	1,080,537
Incyte Corp.*	5,229	633,807
Sarepta Therapeutics, Inc.*	19,705	612,037
TESARO, Inc.*	13,672	2,226,348
Ultragenyx Pharmaceutical, Inc.*	20,398	1,530,054
		8,423,558
BREWERS—0.4%
Craft Brew Alliance, Inc.*	44,524	676,765
BUILDING PRODUCTS—1.8%
Masonite International Corp.*	48,526	3,231,832
COMMUNICATIONS EQUIPMENT—1.4%
NetScout Systems, Inc.*	77,943	2,595,502
CONSUMER FINANCE—2.3%
LendingClub Corp.*	685,775	4,231,232
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Euronet Worldwide, Inc.*	24,688	1,765,686
ELECTRONIC COMPONENTS—1.6%
Dolby Laboratories Inc., Cl. A	30,638	1,467,866
Universal Display Corp.	23,197	1,531,002
		2,998,868
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.2%
Cognex Corp.	85,765	5,794,284

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—(CONT.)
FLIR Systems, Inc.	52,243	$1,845,745
		7,640,029
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	6,015	1,126,309
FOOD DISTRIBUTORS—1.3%
Performance Food Group Co.*	104,996	2,325,661
HEALTH CARE EQUIPMENT—8.6%
Abaxis, Inc.	65,618	3,343,565
ABIOMED, Inc.*	29,158	3,101,537
Cantel Medical Corp.	59,251	4,586,620
DexCom, Inc.*	13,844	1,095,753
Inogen, Inc.*	14,087	906,780
Insulet Corp.*	31,029	1,290,806
Tactile Systems Technology, Inc.*	82,235	1,267,241
		15,592,302
HEALTH CARE FACILITIES—0.4%
VCA Antech, Inc.*	6,976	632,026
HEALTH CARE SUPPLIES—5.5%
Meridian Bioscience, Inc.	91,394	1,197,261
Neogen Corp.*	92,578	6,113,851
Quidel Corp.*	143,998	2,733,082
		10,044,194
HEALTH CARE TECHNOLOGY—6.0%
Medidata Solutions, Inc.*	69,636	3,449,768
Quality Systems, Inc.*	85,397	1,281,809
Veeva Systems, Inc., Cl. A*	75,552	3,198,116
Vocera Communications, Inc.*	140,039	2,905,809
		10,835,502
HOME ENTERTAINMENT SOFTWARE—1.9%
Take-Two Interactive Software, Inc.*	65,126	3,494,010
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.8%
On Assignment, Inc.*	33,295	1,507,597
WageWorks, Inc.*	50,525	3,645,379
		5,152,976
INDUSTRIAL MACHINERY—3.5%
DMC Global, Inc.	43,254	689,901
Proto Labs, Inc.*	48,442	2,543,205
Sun Hydraulics Corp.	79,507	3,115,084
		6,348,190
INTERNET SOFTWARE & SERVICES—3.9%
Cornerstone OnDemand, Inc.*	16,491	671,019
GrubHub, Inc.*	48,469	2,013,887
NIC, Inc.	86,959	2,095,712
Shopify, Inc., Cl. A*	11,876	603,538
SPS Commerce, Inc.*	24,817	1,712,373
		7,096,529
IT CONSULTING & OTHER SERVICES—1.1%
InterXion Holding NV*	50,144	1,927,034

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A	83,861	$1,764,435
LIFE SCIENCES TOOLS & SERVICES—4.6%
Bio-Techne Corp.	40,268	4,097,269
Luminex Corp.*	118,969	2,405,553
PRA Health Sciences, Inc.*	33,418	1,957,961
		8,460,783
MANAGED HEALTH CARE—0.2%
HealthEquity, Inc.*	7,691	355,709
MOVIES & ENTERTAINMENT—1.0%
Lions Gate Entertainment Corp., Cl. A	33,691	969,290
Lions Gate Entertainment Corp., Cl. B*	33,691	902,582
		1,871,872
OIL & GAS EQUIPMENT & SERVICES—1.0%
RPC, Inc.	69,636	1,498,567
US Silica Holdings, Inc.	6,371	376,781
		1,875,348
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Parsley Energy, Inc., Cl. A*	31,031	1,092,912
PHARMACEUTICALS—2.5%
Aerie Pharmaceuticals, Inc.*	37,457	1,644,362
Pacira Pharmaceuticals, Inc.*	52,331	2,012,127
The Medicines Co.*	27,030	974,432
		4,630,921
RESTAURANTS—2.8%
Shake Shack, Inc., Cl. A*	67,783	2,393,418
Wingstop, Inc.	92,733	2,640,108
		5,033,526
SEMICONDUCTORS—2.6%
Cavium Networks, Inc.*	33,896	2,244,254
Microsemi Corp.*	47,503	2,524,785
		4,769,039
SPECIALTY CHEMICALS—2.4%
Balchem Corp.	40,399	3,443,611
Flotek Industries Inc.*	94,739	1,001,391
		4,445,002
SPECIALTY STORES—0.4%
Five Below, Inc.*	18,802	749,260
SYSTEMS SOFTWARE—1.9%
Proofpoint, Inc.*	43,754	3,507,321
TOTAL COMMON STOCKS
(Cost $141,028,891)		171,276,364
PREFERRED STOCKS—4.3%	SHARES	VALUE
BIOTECHNOLOGY—3.0%
Prosetta Biosciences, Inc., Series D*,@,(a)	133,263	450,429
Tolero Pharmaceuticals, Inc.*,@,(a)	448,284	4,980,435
		5,430,864

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.3%
Intarcia Therapeutics, Inc., Series DD*,@	41,238	$2,343,143
TOTAL PREFERRED STOCKS
(Cost $3,287,452)		7,774,007
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	21,650	–
Neuralstem, Inc., 1/8/2019*,@	19,259	–
		–
TOTAL RIGHTS
(Cost $1)		–
REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
SPECIALIZED—0.8%
CyrusOne, Inc.	32,622	1,571,075
(Cost $1,090,753)		1,571,075
SPECIAL PURPOSE VEHICLE—0.5%	SHARES	VALUE
CONSUMER FINANCE—0.5%
JS Kred SPV I, LLC.@	775,134	844,431
(Cost $775,134)		844,431
Total Investments
(Cost $146,182,231)(b)	99.6%	181,465,877
Other Assets in Excess of Liabilities	0.4%	665,695
NET ASSETS	100.0%	$182,131,572

* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2017
Intarcia Therapeutics, Inc., Series
DD	03/27/14	$1,335,699	0.15%	$2,343,143	1.29%
JS Kred SPV I, LLC.	06/26/15	775,134	0.15%	844,431	0.46%
Neuralstem, Inc.	01/03/14	0	0.00%	0	0.00%
Dyax Corp.	05/01/15	0	0.00%	0	0.00%
Dyax Corp.	08/14/15	0	0.00%	0	0.00%
Prosetta Biosciences, Inc., Series
D	02/06/15	599,684	0.10%	450,429	0.25%
Tolero Pharmaceuticals, Inc.	10/31/14	1,352,069	0.20%	4,980,435	2.73%
Total				$8,618,438	4.73%

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $150,462,620, amounted to $31,003,257 which consisted of aggregate gross unrealized appreciation of $39,246,176 and aggregate gross unrealized depreciation of $8,242,919.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments January 31, 2017 (Unaudited) (Continued)

See Notes to Financial Statements

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Institutional Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of
Massachusetts. The Trust qualifies as an investment company as defined in the Financial
Accounting Standards Board Accounting Standards Codification 946-Financia Services
– Investment Companies. The Trust operates as a series company and currently offers an unlimited number of shares of beneficial interest in four funds — Alger Capital
Appreciation Institutional Fund, Alger Capital Appreciation Focus Fund, Alger Mid Cap
Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation

Each Fund offers one or more of the following share classes: Class A, C, I, R, Z, and
Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Z, and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the pro rata allocation of the fund’s expense other than a class expense (not including advisory or custodial fees or other expenses related to the management of the fund’s assets) to a share class.

The Alger Capital Appreciation Institutional Fund and Alger Mid Cap Growth Institutional
Fund started offering Class Z-2 Shares on October 14, 2016 and Alger Small Cap Growth
Institutional Fund started offering Class Z-2 shares on August, 1 2016.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees.
Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

The industry classifications of the Funds’ investments, as presented in the accompanying
Schedules of Investments, represent Management’s belief as to the most meaningful presentation of the classification of such investments. For Fund compliance purposes, the
Funds’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, with the primary source being Global Industry Classification Standard (GICS).

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements, from industry studies, market data, and market indicators such as benchmarks and indices. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Trust’s Board of Trustees (“Board”) and comprised of representatives of the Trust’s investment advisor. The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Funds will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The following is a summary of the inputs used as of January 31, 2017 in valuing the Funds’
investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$601,637,572	$601,637,572	—	—
Consumer Staples	131,389,419	131,389,419	—	—
Energy	71,866,112	71,866,112	—	—
Financials	103,866,949	103,866,949	—	—
Health Care	474,682,310	474,682,310	—	—
Industrials	263,150,940	263,150,940	—	—
Information Technology	1,328,110,964	1,326,657,662	—	1,453,302
Materials	63,213,643	63,213,643	—	—
Telecommunication Services	33,993,620	33,993,620	—	—
TOTAL COMMON STOCKS	$3,071,911,529	$3,070,458,227	—	$1,453,302
CORPORATE BONDS
Information Technology	574,662	—	—	574,662
MASTER LIMITED PARTNERSHIP
Financials	32,276,577	32,276,577	—	—
PREFERRED STOCKS
Health Care	6,344,237	—	—	6,344,237
Information Technology	6,699,236	—	—	6,699,236
TOTAL PREFERRED STOCKS	$13,043,473	—	—	$13,043,473
REAL ESTATE INVESTMENT TRUST
Financials	9,467,755	9,467,755	—	—
Real Estate	37,730,702	37,730,702	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$47,198,457	$47,198,457	—	—
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,165,004,698	$3,149,933,261	—	$15,071,437

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$14,011,315	$14,011,315	—	—
Consumer Staples	3,900,982	3,900,982	—	—
Energy	1,982,463	1,982,463	—	—
Financials	4,303,690	4,303,690	—	—
Health Care	9,920,750	9,920,750	—	—
Industrials	5,163,647	5,163,647	—	—
Information Technology	31,710,368	31,710,368	—	—
Materials	1,511,505	1,511,505	—	—
TOTAL COMMON STOCKS	$72,504,720	$72,504,720	—	—

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Focus
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Financials	1,286,705	1,286,705	—	—
PREFERRED STOCKS
Health Care	259,668	—	—	259,668
REAL ESTATE INVESTMENT TRUST
Real Estate	810,934	810,934	—	—
TOTAL INVESTMENTS IN
SECURITIES	$74,862,027	$74,602,359	—	$259,668

Alger Mid Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$15,014,138	$15,014,138	—	—
Consumer Staples	3,262,914	3,262,914	—	—
Energy	1,373,346	1,373,346	—	—
Financials	6,934,207	6,934,207	—	—
Health Care	16,395,335	16,395,335	—	—
Industrials	14,456,168	14,456,168	—	—
Information Technology	24,309,162	24,233,612	—	75,550
Materials	4,676,705	4,676,705	—	—
TOTAL COMMON STOCKS	$86,421,975	$86,346,425	—	$75,550
CORPORATE BONDS
Information Technology	17,128	—	—	17,128
PREFERRED STOCKS
Health Care	4,934,867	—	—	4,934,867
Information Technology	348,244	—	—	348,244
TOTAL PREFERRED STOCKS	$5,283,111	—	—	$5,283,111
REAL ESTATE INVESTMENT TRUST
Real Estate	3,612,529	3,612,529	—	—
SPECIAL PURPOSE VEHICLE
Financials	261,850	—	—	261,850
WARRANTS
Information Technology	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$95,596,593	$89,958,954	—	$5,637,639

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Institutional
Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$14,118,795	$14,118,795	—	—
Consumer Staples	3,002,426	3,002,426	—	—
Energy	2,968,260	2,968,260	—	—
Financials	9,761,059	9,761,059	—	—
Health Care	58,974,995	58,974,995	—	—
Industrials	17,709,757	17,709,757	—	—
Information Technology	60,296,070	60,296,070	—	—
Materials	4,445,002	4,445,002	—	—
TOTAL COMMON STOCKS	$171,276,364	$171,276,364	—	—
PREFERRED STOCKS
Health Care	7,774,007	—	—	7,774,007
REAL ESTATE INVESTMENT TRUST
Real Estate	1,571,075	1,571,075	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	844,431	—	—	844,431
TOTAL INVESTMENTS IN
CURITIES	$181,465,877	$172,847,439	—	$8,618,438

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2016	$1,828,579
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(375,277)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	1,453,302
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(375,277)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Corporate Bonds
Opening balance at November 1, 2016	$574,662
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	574,662
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$–

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$16,273,256
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(3,229,783)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	13,043,473
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(3,229,783)

Alger Capital Appreciation Institutional Fund	Warrants
Opening balance at November 1, 2016	$563,169
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(563,169)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(563,169)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Focus Fund	Preferred Stocks
Opening balance at November 1, 2016	$310,373
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(50,705)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	259,668
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(50,705)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2016	$95,059
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(19,509)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	75,550
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(19,509)

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Corporate Bonds
Opening balance at November 1, 2016	$17,128
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	17,128
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$–

Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$2,084,875
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(3,198,236)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	5,283,111
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(3,198,236)

Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2016	$249,760
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	12,090
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	261,850
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$12,090

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Warrants
Opening balance at November 1, 2016	$16,785
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(16,785)
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$(16,785)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2016	$3,468,884
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	4,305,123
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	7,774,007
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$4,305,123

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$—

Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2016	$805,442
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	38,989
Purchases and sales	–
Purchases	–
Sales	–
Closing balance at January 31, 2017	844,431
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 1/31/2017	$38,989

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of January 31, 2017. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value
	January 31,	Valuation	Unobservable		Weighted
	2017	Methodology	Input	Range	Average
Alger Capital Appreciation Institutional Fund

Common Stocks	$1,453,302	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-80%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	6,344,237	Market	Scenario Probability	80-100%	N/A
		Approach	Time to Exit	1.0-2.5 Years	N/A
			Volatility	67.8%	N/A
Preferred Stocks	6,699,236	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
Corporate Bonds	574,662	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger Capital Appreciation Focus Fund
Preferred Stocks	$259,668	Income	Discount Rate	20%	N/A
		Approach

Alger Mid Cap Growth Institutional Fund
Common Stocks	$75,550	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	20%
			Scenario Probability	10-50%	N/A
			Time to Exit	1.1-3.1 Years	N/A
Preferred Stocks	431,151	Market	Scenario Probability	80-100%	N/A
		Approach	Time to Exit	1.0-2.5 Years	N/A
			Volatility	67.8%	N/A
Preferred Stocks	4,851,960	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	23.84%
			Scenario Probability	10-80%	43.80%
			Time to Exit	1.1-3.1 Years	N/A
Special Purpose Vehicle	261,850	Market	Revenue Multiple	3.0x-4.2x	N/A
		Approach
Corporate Bonds	17,128	Income	Discount Rate	40%	N/A
		Approach
Warrants	0	Income	Discount Rate	40%	N/A
		Approach
Alger Small Cap Growth
Institutional Fund
Preferred Stocks	2,343,143	Market	Scenario Probability	80-100%	N/A
		Approach	Time to Exit	1.0-2.5 Years	N/A
			Volatility	67.8%	N/A
Preferred Stocks	5,430,864	Income	Revenue Multiple	9x-17x	N/A
		Approach	Discount Rate	20-40%	23.32%
			Scenario Probability	10-80%	N/A
			Time to Exit	1.1-3.1 Years	N/A

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Special Purpose Vehicle	844,431	Market	Revenue Multiple	3.0x-4.2x	N/A
Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2017 there were no transfers of securities between Level 1, Level 2 and
Level 3

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2017, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Institutional Fund	$94,097,938	—	$94,097,938	—
Alger Capital Appreciation Focus Fund	4,632,845	—	4,632,845	—
Alger Mid Cap Growth Institutional Fund	693,422	—	693,422	—
Alger Small Cap Growth Institutional Fund	95,122	—	95,122	—
Total	$99,519,327	—	$99,519,327	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options— The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2017, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Funds’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

For the three months ended January 31, 2017, there were no open derivative instruments.

NOTE 5 — Affiliated Securities:
The securities listed below are deemed to be affiliate’s of the Funds because the Funds or their affiliates owned 5% or more of the company’s voting securities during all or part of the period ended January 31, 2017. Purchase and sale transactions and dividend income earned during the period were as follows:

THE ALGER INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares at			Shares at		Value at
	October 31,			July 31,	Dividend	July 31,
Security	2016	Additions	Reductions	2016	Income	2016
Alger Capital Appreciation Institutional Fund
Common Stocks
Choicestream Inc.*	124,658	—	—	124,658	—	$0
Preferred Stocks
Choicestream, Inc.	3,575,473	—	—	3,575,473	—	0
Class A & Class B*
Corporate Bonds
Choicestream,	574,662	—	—	574,662	—	574,662
Inc.,11.0%, 08/05/18
Warrants
Choicestream, Inc.,	574,662	—	—	574,662	—	0
6/22/26
Alger Capital Appreciation Focus Fund
Preferred Stocks
Prosetta Biosciences,	76,825	—	—	76,825	—	259,668
Inc.*
Alger Mid Cap Growth Institutional Fund
Common Stocks
Choicestream Inc.*	8,930	—	—	8,930	—	$0
Preferred Stocks
Choicestream, Inc.	221,801	—	—	221,801	—	0
Class A & Class B*
Prosetta Biosciences,	166,009	—	—	166,009	—	561,110
Inc.*
Tolero Pharmaceuticals,	354,870	—	—	354,870	—	3,942,606
Inc.*
Corporate Bonds
Choicestream,	17,128	—	—	17,128	—	17,128
Inc.,11.0%, 08/05/18
Warrants
Choicestream, Inc.,	17,128	—	—	17,128	—	0
6/22/26
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,	133,263	—	—	133,263	—	450,429
Inc.*
Tolero Pharmaceuticals,	448,284	—	—	448,284	—	4,980,435
Inc.*

* Non –income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: March 27, 2017

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2017